Share Based Payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-cash share based compensation | $	$ 578,703	$ 406,078	$ 429,537
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3
Reserve of share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issuance | shares	14,180,572
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1.0
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3.0